IMPORTANT NOTICE: PLEASE COMPLETE THE

ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.

FOR YOUR CONVENIENCE, YOU MAY VOTE BY CALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT.

SHAREHOLDERS OF THE VARIABLE RATE GOVERNMENT FUND ALSO MAY VOTE BY CALLING 1-800-659-5550.

YOU ALSO MAY VOTE ON THE INTERNET AT WWW.PROXYVOTE.COM.

A CONFIRMATION OF YOUR TELEPHONE VOTE WILL BE MAILED TO YOU.

WELLS FARGO FUNDS TRUST

525 Market Street

SAN FRANCISCO, CALIFORNIA 94105

July 26, 2001

Dear Valued Shareholder:

We are seeking your approval of a proposed reorganization of three Funds of Wells Fargo Funds Trust into three other Funds of Wells Fargo Funds Trust. We refer to Wells Fargo Funds Trust as Wells Fargo Funds. We refer to the three Funds that are proposed to be reorganized as the Target Funds, and we refer to the three Funds into which the Target Funds will be reorganized as the Acquiring Funds.

The proposed reorganizations arise out of management’s review of all the Funds in Wells Fargo Funds to determine whether any of the Funds are no longer viable, and to evaluate whether combining Funds with similar investment objectives, strategies or portfolio securities would better serve shareholders. In each reorganization, a Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund. Target Fund shareholders will receive shares of the corresponding Acquiring Fund equal in value to the Target Fund shares in a tax-free exchange. The following table lists the Target Funds and the corresponding Acquiring Funds that are part of the proposed reorganization.

Target Funds	Acquiring Funds
Disciplined Growth Fund
Institutional Class
Equity Income Fund
Institutional Class

Minnesota Intermediate Tax-Free Fund
Institutional Class
Minnesota Tax-Free Fund
Institutional Class

Variable Rate Government Fund
Class A
Limited Term Government Income Fund
Class A

WHAT ARE SOME OF THE POTENTIAL BENEFITS OF THE PROPOSED REORGANIZATION?
*	The combined Funds will have potentially greater investment opportunities and market presence.
*	The combined Funds should have enhanced viability due to a larger asset base. A larger asset base can lead to lower expense ratios.
*	The Acquiring Funds have better comparative performance than the Target Funds over most measurement periods and, in management’s view, better performance opportunities going forward

Wells Fargo Funds Management, LLC has agreed to pay all expenses of each reorganization, so Fund shareholders will not bear these costs.

The overall responsibility for management of the Target and Acquiring Funds rests with the Wells Fargo Funds Trust’s Board of Trustees, which we refer to as the Board. The Board has unanimously approved each reorganization and believes that it is in the best interests of the Target Fund’s shareholders. They recommend that you vote your proxy to approve the reorganization.

Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You also may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at www.proxyvote.com. If you have any questions about the proxy, or the proposed fund reorganization, call your trust officer, investment professional, or Wells Fargo Funds Investor Services at 1-800-222-8222. If you are a shareholder of the Variable Rate Government Fund and have any questions about the proxy or voting procedure, you also may call 1-800-659-5550.

Very truly yours,

Michael J. Hogan

President

Disciplined Growth Fund

Minnesota Intermediate Tax-Free Fund

Variable Rate Government Fund

Wells Fargo Funds Trust

525 Market Street

San Francisco, California 94105

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

SCHEDULED FOR SEPTEMBER 27, 2001

This is the formal notice and agenda for the special shareholder meeting of three of the Funds of Wells Fargo Funds Trust. It tells shareholders what proposals will be voted on and the time and place of the meeting. We refer to these three series of Wells Fargo Funds as the Target Funds, and the three other Wells Fargo Funds listed in the attached proxy statement/prospectus as the Acquiring Funds. We refer to all of them together as the Funds.

To the Shareholders of the Target Funds:

A special meeting of shareholders of each of the Target Funds will be held on September 27, 2001, at 10:00 a.m. (Pacific Time) in the Directors Room at 525 Market Street, 10th Floor, San Francisco, California, to consider the following:
1.	The proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund in exchange for shares of the same Class of the corresponding Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of the Target Fund. Upon completion of the transactions contemplated by the Agreement, the Target
Funds will be liquidated and terminated as a series of Wells Fargo Funds.
2.	Any other business that properly comes before the meeting.

Shareholders of record as of the close of business on June 29, 2001 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card).

By Order of the Board of Trustees of Wells Fargo Funds Trust

C. David Messman
Secretary

July 26, 2001

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at www.proxyvote.com. If you have any questions about the proxy, or the proposed Fund reorganizations, call your trust officer, investment professional, or Wells Fargo Funds Investor Services at 1-800-222-8222. If you are a shareholder of the Variable Rate Government Fund and have questions about the proxy or voting procedure, you also may call 1-800-659-5550.

I.

COMBINED PROXY STATEMENT/PROSPECTUS

July 26, 2001

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

1-800-222-8222

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

This document is a combined proxy statement and prospectus. It contains the information that shareholders of the Target Funds should know before voting on the proposals before them, and should be retained for future reference. It is both the proxy statement of the three Target Funds listed below and a prospectus for the three Acquiring Funds.

Target Funds	Acquiring Funds
Disciplined Growth Fund
Institutional Class
Equity Income Fund
Institutional Class

Minnesota Intermediate Tax-Free Fund
Institutional Class
Minnesota Tax-Free Fund
Institutional Class

Variable Rate Government Fund
Class A
Limited Term Government Income Fund
Class A

HOW WILL THE REORGANIZATION WORK?

The reorganization of each Target Fund, which we refer to as the Reorganization, will involve three steps:
*	the transfer of the assets and liabilities of the Target Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;
*	the pro rata distribution of the same class of shares of the Acquiring Fund to the shareholders of record of the Target Fund as of the effective date of the Reorganization in full redemption of all shares of the Target Fund; and
*	the liquidation and termination of the Target Funds.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As a result of the Reorganization, shareholders of each Target Fund will hold shares of the same Class of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the Target Fund that you held immediately before the Reorganization. If one of the Target Funds does not approve the reorganization, that Fund will not participate in the Reorganization. In such a case, the Target Fund will continue its operations beyond the date of the Reorganization and the Wells Fargo Funds’ Board of Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:
*	Prospectuses for the Target Funds and for the Acquiring Funds;
*	Annual and Semi-Annual Reports to shareholders of the Target Funds and of the Acquiring Funds; and
*	Statements of Additional Information, or SAIs, for the Target Funds and for the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission, which we refer to as the SEC.

The effective prospectuses and Management’s Discussion of Fund Performance included in the Target Funds’ Annual Report are incorporated by reference and are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus dated July 26, 2001 also is incorporated by reference and is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the Target Funds and the Acquiring Funds that describes the technical details of how the Reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.
*	A prospectus for the Acquiring Fund(s) whose shares you would own after the Reorganization accompanies this proxy statement/prospectus. Each Target Fund and Acquiring Fund is currently advised by Wells Fargo Funds Management, LLC, which we refer to as Funds Management. The prospectus and annual report to shareholders of the Target Funds, containing audited financial statements for the most current fiscal year, have been previously mailed to shareholders.
*	Management’s Discussion of Fund Performance for each of the Acquiring Funds contained in the most recent Annual Report is included in Exhibit C.

Copies of all of these documents are available upon request without charge by writing to or calling:

Wells Fargo Funds

P.O. Box 7066

San Francisco, CA 94120-7066

1-800-222-8222

You also may view or obtain these documents from the SEC:

In Person: At the SEC’s Public Reference Room in Washington, D.C.

By Phone: 1-800-SEC-0330

By Mail: Public Reference Section

Securities and Exchange Commission

450 5th Street, N.W.

Washington, DC 20549-6009

(duplicating fee required)

By Email: publicinfo@sec.gov

(duplicating fee required)

By Internet: www.sec.gov

(Wells Fargo Funds Trust)

OTHER IMPORTANT THINGS TO NOTE:
*	An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the FDIC or any other government agency.
*	You may lose money by investing in the Funds.

TABLE OF CONTENTS

Page

Introduction

Proposal 1: Approval of Reorganization of Target Funds

Reasons for the Reorganization

Summary

Comparison of Current Fees

Comparison of Investment Objectives, Principal Investment Strategies and Policies

Common and Specific Risk Considerations

Comparison of Investment Advisers and Investment Advisory Fees

Other Principal Service Providers

Business Structure

Terms of the Reorganization

Board Consideration of the Reorganization

Performance

Material Federal Income Tax Consequences and Federal Income Tax Opinions

Information on Voting

Existing and Pro Forma Capitalization

Outstanding Shares

Interest of Certain Persons in the Transactions

Exhibit A Fee Tables

Exhibit B Comparison of Investment Objectives and Strategies

Exhibit C Management’s Discussion of Fund Performance for Each of the
Wells Fargo Funds

Introduction

The Board of Wells Fargo Funds called this special shareholder meeting to allow shareholders of each Target Fund to consider and vote on one proposal -- the proposed reorganization of the Target Fund into a corresponding Acquiring Fund, which we refer to as the Reorganization.

PROPOSAL : APPROVAL OF REORGANIZATION OF THE TARGET FUNDS

On May 8, 2001, the Board unanimously voted to approve the Reorganization, subject to approval by shareholders of each Target Fund. In the Reorganization, each Target Fund will transfer its assets to its corresponding Acquiring Fund, which will assume the liabilities of the Target Fund. Upon the transfer of assets, shares of that Acquiring Fund will be distributed to shareholders of that Target Fund. Any shares you own of a Target Fund at the time of the Reorganization will be cancelled and you will receive shares in the same class of the corresponding Acquiring Fund having a value equal to the value of your shares of the Target Fund. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about November 16, 2001.

Reasons for the Reorganization

The Reorganization is part of an overall plan to strengthen the product line of Wells Fargo Funds by identifying Funds that may no longer be viable and those Funds with similar investment objectives, strategies or portfolio securities that could be combined, with a view towards reducing certain costs and improving potential shareholder returns. The Board concluded that participation in the proposed Reorganization is in the best interests of each Target Fund and its shareholders. In reaching that conclusion, the Trustees considered, among other things:
1.	The enhanced viability of the combined Funds due to larger asset size.
2.	The comparative performance of the Acquiring Funds into which the Target Funds will be reorganized.
3.	The net operating expense ratios of the Acquiring Funds as compared to their corresponding Target Funds.
4.	The tax-free nature of the Reorganization for federal income tax purposes.
5.	The compatibility of the investment objectives and principal investment strategies of the Acquiring Funds with those of the Target Funds.
6.	The undertaking by Funds Management to pay all expenses connected with the Reorganization so that shareholders of the Target and Acquiring Funds will not bear these expenses.

The Board also concluded that the economic interests of the shareholders of the Target Funds and the Acquiring Funds would not be diluted as a result of the proposed Reorganization since the number of Acquiring Fund shares to be issued to Target Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by Wells Fargo Funds Board in approving the Reorganization, see pages 16-19.

SUMMARY

The following summary highlights differences between each Target Fund and its corresponding Acquiring Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed Acquiring Fund prospectus(es).

Comparison of Current Fees

In every case, except the Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund pairing, the Acquiring Funds will have lower total operating expense ratios before waivers and reimbursements than the corresponding Target Fund. Also, as shown in the following chart, in every case, except the Variable Rate Government Fund-Limited Term Government Income Fund reorganization, the Acquiring Funds have total operating expense ratios after waivers and reimbursements that are the same or lower as those of the corresponding share classes of the Target Funds.

Target Fund/ Share Class	Total Operating Expenses Before/After Waivers and Reimbursements	Acquiring Fund/ Share Class	Total Operating Expenses Before/After Waivers and Reimbursements	Pro Forma Operating Expenses Before/After Waivers and Reimbursements
Disciplined Growth Fund Institutional Class 1.12% / 1.00%		Equity Income Fund Institutional Class	0.97% / 0.85%	0.97% / 0.85%
Minnesota Intermediate Tax-Free Fund Institutional Class 0.68% / 0.60%		Minnesota Tax-Free Fund Institutional Class	0.86% / 0.60%	0.69% / 0.60%
Variable Rate Government Fund		Limited Term Government Income Fund
Class A	1.07% / 0.78%	Class A	1.17% / 0.96%	0.95% / 0.96%

Funds Management is contractually obligated, through waivers or reimbursements, to maintain the net operating expense ratios shown in the chart above. Funds Management is contractually obligated to maintain the net operating expense ratio of the Disciplined Growth Fund and the Equity Income Fund through at least January 31, 2002, and the net operating expense ratios of the Minnesota Intermediate Tax-Free Fund and the Minnesota Tax-Free Fund through at least October 31, 2001. Funds Management is contractually obligated to maintain the maximum net operating expense ratios of the Variable Rate Government Fund and the Limited Term Government Income Fund through September 30, 2001. After this time, the net operating expense ratio for the Variable Rate Government Fund may be increased with the approval of the Board. Funds Management, however, has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund from September 30, 2001 through at least September 30, 2002 if shareholders of the Variable Rate Government Fund approve the Reorganization. If the gross operating expense ratio is lower than the committed net operating expense ratio, the Fund will operate at the lower gross operating expense ratio. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratios of each Acquiring Fund may be increased only with the approval of the Board. See Exhibit A for a breakdown of the specific fees charged to each Acquiring Fund and Target Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and Policies

Each Target Fund and its corresponding Acquiring Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund.

All of the Wells Fargo Funds, including the Target Funds and the Acquiring Funds, have investment objectives that are classified as non-fundamental, which means that the Board can change them without shareholder approval. Also, the Wells Fargo Funds, including the Target and Acquiring Funds, have substantially identical "fundamental" investment policies that can only be changed with shareholder approval. Thus, the Reorganization will not result in a change in the Target Fund shareholders’ right to vote to approve changes to the investment objectives or fundamental investment policies of the Fund(s) in which they own shares.

The Disciplined Growth Fund and Equity Income Fund are both Gateway Feeder Funds that do not invest directly in portfolio securities. Rather, Gateway Feeder Funds invest in a corresponding Portfolio of Wells Fargo Core Trust that has the same investment objectives and strategies as its corresponding Gateway Fund.

The following charts compare the investment objective(s) and principal investment strategies of each Target Fund and the corresponding Acquiring Fund, and describes the key differences between the Funds. A more detailed comparison of the Funds’ investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund’s investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.

Fund Names	Objective	Principal Strategies	Key Differences
Disciplined Growth Fund	Seeks capital appreciation by investing primarily in common stocks of larger companies.	The Fund is a Gateway Fund that invests in a diversified core portfolio of equity securities of larger companies that appear to possess above-average potential for growth. The Fund invests in a portfolio of securities with an average market capitalization greater than $5 billion.	Both Funds have similar investment objectives in that they both seek capital appreciation and invest in equity securities of large companies, although the Equity Income Fund also seeks above-average dividend income.

The Disciplined Growth Fund utilizes a growth discipline in selecting securities, while the Equity Income Fund selects securities in large part based on their dividend income.

Both Funds are diversified but the Equity Income Fund further limits its investment in a single issuer to 10% or less of its total assets. With respect to 25% of its assets, the Disciplined Growth Fund may invest over 10% of its assets in a single issuer.

Equity Income Fund	Seeks long-term capital appreciation and above-average dividend income.	The Fund is a Gateway Fund that invests primarily in a diversified portfolio of the common stocks of large, high-quality domestic companies with above-average return potential based on current market valuations. The Fund ordinarily invests at least 65% of its total assets in income-producing equity securities, and in securities of companies with market capitalizations greater than the median of the Russell 1000 Index (as of March 31, 2001, this was approximately $3.6 billion).

Fund Names	Objective	Principal Strategies	Key Differences
Minnesota Intermediate Tax-Free Fund	Seeks current income exempt from federal income tax and Minnesota personal income tax.	The Fund invests primarily in investment grade Minnesota municipal securities with average maturities between 5 and 10 years, but this average will vary depending on anticipated market conditions. The Fund invests at least 80% of its assets in securities with interest exempt from both federal income taxes and federal alternative minimum tax ("AMT").	- The Minnesota Tax-Free Fund has greater flexibility to vary its average portfolio maturity than does the Minnesota Intermediate Tax-Free Fund and normally maintains a longer weighted average maturity.
Minnesota Tax-Free Fund	Seeks current income exempt from federal income tax and Minnesota personal income tax.	The Fund invests primarily in investment grade Minnesota municipal securities of varying maturities. The Fund invests at least 80% of its assets in securities with interest exempt from both federal income taxes and federal AMT. There are no restrictions on the Fund’s average portfolio maturity. However, the Fund’s dollar-weighted average maturity normally will be greater than 10 years, and could reach or exceed 20 years.

Fund Names	Objective	Principal Strategies	Key Differences
Variable Rate Government Fund	Seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.	The Fund invests at least 65% of its total assets in adjustable rate mortgage securities, also known as "ARMs," issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Fund also may invest in U.S. Treasury securities with remaining maturities of up to 5 years. The Fund may invest in obligations of any maturity, but under ordinary conditions will maintain a dollar-weighted average maturity of between 10 to 30 years.	- Both Funds have similar investment objectives but their principal investment strategies differ. The Limited Term Government Income Fund has more flexibility to invest in a wider range of government securities, whereas the Variable Rate Government Fund invests primarily in mortgage-backed securities, including ARMs.

- The Limited Term Government Fund may invest a portion of its assets in corporate debt securities and foreign debt securities, whereas the Variable Rate Government Fund does not invest in such securities.

Limited Term Government Income Fund	Seeks current income, while preserving capital.	The Fund invests in short- to intermediate-term U.S. Government obligations. Although the Fund may invest in securities of any maturity, the adviser expects, under normal circumstances, to maintain a dollar-weighted average maturity of between 2 and 5 years. The Fund seeks to preserve capital by using its flexibility to invest in obligations of any maturity to increase or decrease the maturity length in response to market conditions.

Common and Specific Risk Considerations

Because of the similarities in investment objectives and policies, the Target Funds and the Acquiring Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with the Target Fund and its corresponding Acquiring Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Target Fund or Acquiring Fund.

Equity Securities. Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stock and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Funds that invest in smaller companies, in foreign investments (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility.

Debt Securities. Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

Foreign Securities. A Fund’s investments in foreign issuers, foreign companies and emerging markets also are subject to special risks associated with international investing, including currency, economic, political, regulatory and diplomatic risk.

Mortgage- and Asset-Backed Securities. Funds that invest in mortgage- and asset-backed securities are subject to additional risks besides interest rate and credit risk. Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on a portfolio. Asset-backed securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.

Disciplined Growth Fund/Equity Income Fund

Both the Disciplined Growth Fund and the Equity Income Fund are primarily subject to the equity market risks as described above. In addition, because the Equity Income Fund selects securities, in part, based on their dividend income, the Equity Income Fund may be more sensitive to interest rate changes than the Disciplined Growth Fund which selects securities based solely on their growth potential. Overall, however, growth securities like those selected by the Disciplined Growth Fund tend to be more volatile than those selected for their income potential. Both Funds are diversified funds, which means that with respect to 75% of their total assets, they may not invest more than 5% of their total assets in the voting securities of any one issuer, but with respect to the remaining 25% of their total assets, they are not restricted from concentrating in a specific issuer. With respect to the remaining 25%, the Equity Income Fund has a policy of not investing more than 10% of its assets in any one issuer, whereas the Disciplined Growth Fund is not so limited. Because the Disciplined Growth Fund is free to invest a larger portion of its total assets (up to 25%) in a single issuer than the Equity Income Fund (10% or less), it may be subject to increased risk because of the impact that any one issuer could have on its portfolio.

Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund

Both Funds invest in similar securities and have similar risks. The principal risks of investing in the Minnesota Intermediate Tax-Free Fund and the Wells Fargo Minnesota Tax-Free Fund are the risks associated with debt securities, as described above. In addition, because both Funds invest primarily in obligations of Minnesota issuers, both Funds are subject to risks associated with the economic conditions in the State of Minnesota, which could affect Minnesota municipal securities. For example, the Minnesota economy relies significantly on its agriculture and forestry, and adverse conditions affecting those securities could have a disproportionate effect on Minnestota municipal securities. The Minnesota Tax-Free Fund is not limited in its portfolio maturity but generally maintains a longer weighted average maturity than the Minnesota Intermediate Tax-Free Fund. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has higher potential return.

Variable Rate Government Fund/Limited Term Government Income Fund

Both the Variable Rate Government Fund and the Limited Term Government Income Fund are primarily subject to the risks associated with debt securities and mortgage- and asset-backed securities, as described above. The Limited Term Government Income Fund may invest in stripped treasury securities, which tend to have greater interest rate sensitivity than conventional debt securities. In addition, the Limited Term Government Income Fund may invest a portion of its assets in foreign debt securities and thus, to the extent that it invests in such debt securities, may be subject to additional risks associated with foreign investments, including risks emanating from political and economic developments in foreign countries. The interest rate risk of each Fund compared to the other is, in part, a reflection of the relative maturity of their portfolios. Another measure of a portfolio’s sensitivity to interest rate changes is its duration. In fact, a portfolio’s duration may be the more reliable indicator (than its average maturity) of its sensitivity to interest rate changes, particularly if the portfolio consists of a high percentage of adjustable or variable rate securities. Generally, the Fund with the longer weighted average maturity or duration at any point is subject to greater interest rate risk, but has higher potential return. The Variable Rate Government Fund maintains a much longer dollar-weighted maturity than the Limited Term Government Income Fund. However, because the Variable Rate Government Fund invests heavily in ARMS and other adjustable and variable rate instruments that adjust to interest rate changes through periodic resets of their coupon rate, as of May 31, 2001, the Variable Rate Government Fund’s duration was 1.29 years, as compared with a duration of 3.10 years for the Limited Term Government Income Fund. The Variable Rate Government Fund, however, is subject to greater prepayment risk than the Limited Term Government Income Fund because it invests in a higher percentage of mortgage-backed securities.

Comparison of Shareholder Services and Procedures

The Target Funds and Acquiring Funds have identical shareholder services and procedures. Wells Fargo Funds offer three retail classes: Class A, Class B and Class C shares. Also, Wells Fargo Funds offer Institutional Class and Service Class shares of certain Funds. Because the Reorganization involves the Class A shares of the Variable Rate Government Fund and the Limited Term Government Income Fund and the Institutional Shares of the other Target Funds and Acquiring Funds, the following discussion is limited to those classes.

Wells Fargo Funds generally charges a front-end sales load on Class A shares and no load on Institutional shares. Because all shareholders of the Target Funds will receive the same class of shares in the corresponding Acquiring Fund, they will pay the same load or sales fee for additional purchases of shares of the Acquiring Fund that they would have paid to purchase additional shares of the Target Funds. For more detailed information on sales charges, including volume purchase sales charge breakpoints and waivers, see the Funds’ prospectuses. The Reorganization will not trigger any sales charges for shareholders.

Wells Fargo Funds also has adopted a multi-class plan and a distribution plan for its Funds. Class A shares of each Fund generally are not charged a distribution fee, but are charged a shareholder servicing fee of 0.25%. Generally, Institutional Shares are not charged distribution fees or shareholder servicing fees. Because shareholders of each Target Fund will receive shares in the same class of the Acquiring Fund, the Reorganization will not change whether shareholders of the Target Fund are charged a distribution fee or shareholder servicing fee.

The Target Funds and Acquiring Funds have identical policies with respect to redemption procedures and the pricing of fund shares. Wells Fargo Funds generally permits exchanges between like share classes of its Funds. For both the Target Funds and the Acquiring Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the Target Funds and the Acquiring Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your Target Fund holdings, it will automatically be carried over to the Acquiring Fund.

Both the Target Funds and the Acquiring Funds distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the Target and the Acquiring Funds.

Name of Fund	Frequency Declared	Frequency Paid
Disciplined Growth Fund	annually	annually
Wells Fargo Equity Income Fund	quarterly	quarterly
Minnesota Intermediate Tax-Free Fund	daily	monthly
Wells Fargo Minnesota Tax-Free Fund	daily	monthly
Variable Rate Government Fund	daily	monthly
Wells Fargo Limited Term Government Income Fund	daily	monthly

Both the Target Funds retail classes and the Acquiring Funds retail classes offer a choice between automatically reinvesting dividends in additional shares and receiving them by check. Shareholders of Institutional classes of Acquiring Funds should contact their Institution for distribution options.

The Target Funds’ prospectus and SAIs and the Acquiring Funds’ prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisers and Investment Advisory Fees

Funds Management serves directly as the investment adviser to each of the Target and Acquiring Funds, except for the Disciplined Growth Fund and the Equity Income Fund. Because the Disciplined Growth Fund and the Equity Income Fund are Gateway Funds that invest substantially all of their assets in a core portfolio of Wells Fargo Core Trust, Funds Management does not provide investment advisory services to those Funds directly. Funds Management, however, serves as the investment adviser to the core portfolios in which these two Gateway Funds invest. Thus, Funds Management serves as investment adviser to each of the Target and Acquiring Funds either directly or indirectly. The Fund’s adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for day-to-day portfolio management of the Wells Fargo Funds.

Funds Management assumed investment advisory responsibilities for the Target and Acquiring Funds on March 1, 2001. Prior to March 1, 2001, Wells Fargo Bank, N.A., which we refer to as Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, served as the investment adviser to all of the Wells Fargo Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities from Wells Fargo Bank. To accomplish this purpose, the mutual fund activities and personnel of Wells Fargo Bank were spun-off to Funds Management. Funds Management, through the former personnel of Wells Fargo Bank has substantial experience managing mutual funds. Funds Management and Wells Fargo Bank are affiliates. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of March 31, 2001, Wells Fargo Bank and its affiliates provided advisory services for over $148 billion in assets.

The following chart highlights the annual rate of investment advisory fees paid by each Target Fund and Acquiring Fund as a percentage of average net assets. Fund	Advisory Fee (Contractual)
Disciplined Growth Fund	0.75%
Wells Fargo Equity Income Fund	0.75%
Minnesota Intermediate Tax-Free Fund	0.40%
Wells Fargo Minnesota Tax-Free Fund	0.40%
Variable Rate Government Fund	0.50%
Limited Term Government Income Fund	0.50%

Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo Bank, directly provides sub-advisory services to the Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Variable Rate Government Fund and the Limited Term Government Income Fund. WCM serves as the sub-adviser to the core portfolio in which the Equity Income Fund invests, and thus serves indirectly as the sub-adviser to the Equity Income Fund. Thus, WCM serves, either directly or indirectly, as sub-advisor to each of the Target and Acquiring Funds, except the Disciplined Growth Fund. As of March 31, 2001 WCM provided advisory services for over $95.6 billion in assets.

Smith Asset Management Group, LP, or Smith, is the sub-adviser for the core portfolio in which the Disciplined Growth Fund invests. Thus, Smith serves indirectly as the sub-adviser to the Disciplined Growth Fund. Smith provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. As of March 31, 2001 Smith managed over $748.1 million in assets.

Other Principal Service Providers

The following is a list of principal service providers for the Target Funds and the Acquiring Funds:

Service Providers
Service	Wells Fargo Funds
Investment Adviser	Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA 94105
Sub-Advisers	Wells Capital Management, Incorporated
525 Market Street
San Francisco, CA 94105

(Sub-Adviser to each Target Fund and Acquiring Fund except the Disciplined Growth Fund)

Smith Asset Management Group, LP
200 Crescent Court
Suite 850
Dallas, Texas 75201

(Sub-Adviser to the Disciplined Growth Fund)

Distributor	Stephens Inc. 111 Center Street Little Rock, AR 72201
Administrator	Wells Fargo Funds Management, LLC
Custodian	Wells Fargo Bank Minnesota, N.A.
Fund Accountant	Forum Accounting Services, LLC
Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services, Inc.
Independent Auditors	KPMG LLP

Business Structure

Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund’s existence and operation. State law and each Fund’s governing documents create additional operating rules and restrictions that funds must follow. The Target Funds and Acquiring Funds are organized as series of the same Delaware business trust, and are subject to the same governing document and the same State law.

Under Delaware law, shareholders have the right to vote on matters as specified in the Declaration of Trust. Because the Target Funds and the Acquiring Funds are subject to the same Declaration of Trust, the Reorganization will not change the voting rights of the shareholders of the Target Funds. Wells Fargo Funds’ Declaration of Trust requires shareholder approval of a matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Wells Fargo Funds’ Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it.

Terms of the Reorganization

At the effective time of the Reorganization, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding Target Fund shown in the table below in exchange for shares of the corresponding class of the Acquiring Fund.

Target Funds	Acquiring Funds
Disciplined Growth Fund
Institutional Class
Equity Income Fund
Institutional Class

Minnesota Intermediate Tax-Free Fund
Institutional Class
Minnesota Tax-Free Fund
Institutional Class

Variable Rate Government Fund
Class A
Limited Term Government Income Fund
Class A

Each Acquiring Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Target Fund by the net asset value of one share of the Acquiring Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the Target Funds’ assets and the net asset value of a share of the Acquiring Funds. To determine the valuation of the assets transferred by each Target Fund and the number of shares of each Acquiring Fund to be transferred, the parties will use the standard valuation methods used by the Acquiring Funds in determining daily net asset values, which are identical to the methods used by the Target Funds. The valuation will be done immediately prior to the closing of the Reorganization, which is expected to occur on or about November 16, 2001, and will be done at the time of day the Target Funds and Acquiring Funds ordinarily calculate their net asset values.

Each Target Fund will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each Target Fund will be credited with shares of the corresponding Acquiring Fund having a value equal to the Target Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the Target Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

A majority of the Board may terminate the Reorganization plan on behalf of a Target or Acquiring Fund under certain circumstances. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization plan. An important condition to closing is that the Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will not be taxable for federal income tax purposes for the Target Funds, the Acquiring Funds or the Target Funds’ shareholders. Another condition is that each Target Fund make income and capital gains distributions to its shareholders immediately before the closing of the Reorganization. Other material conditions include the receipt of legal opinions regarding the Target and Acquiring Funds and the Reorganization. Last, the closing is conditioned upon both the Target Funds and Acquiring Funds receiving the necessary documents to transfer the assets and liabilities of each Target Fund to its corresponding Acquiring Fund, and to transfer the Acquiring Fund shares back to its corresponding Target Fund in exchange for the assets received.

Board Consideration of the Reorganization

Common Considerations

The Board considered the proposed Reorganization of the Target Funds into the Acquiring Funds at its regular quarterly meeting held on May 8, 2001. Funds Management provided materials on the proposed Reorganization to the Board. Those materials included information on the investment objectives and the strategies of the Acquiring Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Target Fund shareholders from the proposed Reorganization. After discussing and considering these materials, the Board unanimously approved the Reorganization plan and determined that the Reorganization of the Target Funds into the Acquiring Funds would be in the best interests of each Target Fund and its shareholders. The Board further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Board unanimously recommends that Target Fund shareholders vote to approve the Reorganization for the following reasons:

* ENHANCED VIABILITY

The combined Funds are expected to be more viable because Wells Fargo Funds will be able to concentrate its marketing efforts on the combined Funds, rather than similar but separate Funds in each case. The Target Funds have been experiencing net redemptions while the Acquiring Funds have been experiencing net subscriptions, providing a further indication of their greater viability.

* PORTFOLIO MANAGEMENT

The Reorganization also should permit the combined Funds to diversify more broadly and take advantage of the greater purchasing power that is derived from more assets. Other potential portfolio management benefits from a larger asset base include reduced trading costs, greater purchasing power and more efficient cash management.

* STREAMLINE PRODUCT LINE

The Reorganization will streamline Wells Fargo Funds by combining Funds with common or similar investment objectives, strategies or portfolio securities. By terminating the Target Funds, Wells Fargo Funds is able to take steps towards eliminating duplicative costs and improving potential shareholder returns. The elimination of duplicative costs and the spreading of certain costs across a larger asset base also can lead to reductions in net operating expense ratios.

* COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Acquiring Fund and corresponding Target Fund have compatible investment objectives and strategies. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder’s investment.

* COMPARATIVE PERFORMANCE

Also, in each case, the Acquiring Fund has comparable or better performance over most measurement periods than the corresponding Target Fund.

* NET OPERATING EXPENSES OF THE FUNDS

The Board also considered the net operating expense ratios for each of the Target Funds and corresponding Acquiring Fund. For each Reorganization except the one involving the Variable Rate Government Fund, the Acquiring Fund has the same or lower net operating expense ratio as the Target Fund. Thus, shareholders of each Target Fund except the Variable Rate Government Fund, will not pay higher fees as a result of the Reorganization. In addition, Funds Management has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund for at least one additional year (through September 30, 2002), if shareholders of the Variable Rate Government Fund approve the Reorganization.

* TAX-FREE CONVERSION OF THE TARGET FUND SHARES

If you were to redeem your investment in the Target Funds and invest the proceeds in another Wells Fargo Fund or other investment product, you generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that the proposed Reorganization of the Target Funds will result in your investment being transferred to the corresponding Acquiring Fund without recognition of gain or loss for federal income tax purposes. Based on the conclusion that the Reorganization is not taxable, after the Reorganization you will have the same basis for your Acquiring Fund shares as you had for your Target Fund shares for federal income tax purposes. Assuming that you hold your Target Fund shares as a capital asset, you also will have the same holding period for your Acquiring Fund shares as you had for your Target Fund shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.

* EXPENSES OF THE REORGANIZATION

Funds Management has agreed to pay all of the expenses of the Reorganization so shareholders of the Target Funds and Acquiring Funds will not bear these costs.

Specific Considerations

The Board also considered certain factors specific to each Fund in concluding that the proposed Reorganization is in the best interests of each Target Fund’s shareholders. Some of the specific key factors that the Board considered for each reorganization are detailed below.

Disciplined Growth Fund/Equity Income Fund

In approving this reorganization, the Board considered the small size of the Disciplined Growth Fund (approximately $20 million), its net redemptions since 1999, and its relative short- and long-term performance. The Board also considered that the Target and Acquiring Funds have similar investment objectives and securities, and that the Equity Income Fund has lower gross and net operating expense ratios than the Disciplined Growth Fund.

Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund

In approving this reorganization, the Board considered the duplicative nature of maintaining two funds that invest primarily in Minnesota municipal securities. The Board also considered that the Target Fund has suffered net redemptions for the past several years. Finally, the Board considered that Minnesota Tax-Free Fund has a better one-year total return, comparable longer term total return performance and a higher yield than the Target Fund, and that the Funds have the same net operating expense ratio.

Variable Rate Government Fund/Limited Term Government Income Fund

In approving this reorganization, the Board considered that the Limited Term Government Income Fund has more flexibility to invest in a wider variety of government securities than the Variable Rate Government Fund, which invests primarily in mortgage- and asset-backed securities. The Board also considered that the Limited Term Government Income Fund has better short- and long-term total return performance and a higher yield than the Variable Rate Government Fund. The Board also considered that the Variable Rate Government Fund has experienced net redemptions since December 1992. Although the Board considered the fact that the Limited Term Government Income Fund has higher gross and net operating expense ratios than the Target Fund, it believed that this was outweighed by giving the portfolio manager the flexibility to invest in a wider range of government securities as reflected in the better performance of the Limited Term Government Income Fund even after giving effect to the higher net operating expense ratio. Finally, the Board considered the fact that Funds Management has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund through at least September 30, 2002 if the Reorganization occurs. After this time, the net operating expense ratio of this Fund could be raised only with the approval of the Board.

Performance

The following table shows the average annual total returns of the Target Funds and Acquiring Funds for 1, 5 and 10 years (or, if less, since inception). For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Acquiring Funds’ prospectuses accompanying this proxy statement/prospectus or your Target Fund prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers the average annual total returns for the Funds would have been lower. Total returns presented do not include the impact of sales charges.

Average Annual Total Return As of March 31, 2001 (Inception date of fund)	1 Year	5 Years	10 Years	Since Inception
Disciplined Growth Fund (10/15/97)Equity Income Fund (Institutional Class)2	(12.95) (3.30)	N/A 11.73
N/A 13.03

4.231 N/A

Minnesota Intermediate Tax-Free Fund3 Minnesota Tax-Free Fund (Institutional Class)4	8.77 10.37	5.28 5.73
5.83 6.19

N/A N/A

Variable Rate Government Fund Limited Term Government Income Fund (Class A) (10/27/93)	8.05 10.45	4.99 6.08
4.39 N/A

N/A 5.521

_______________________

1 The performance history is from inception date, which is next to the fund’s name, because the fund is not old enough to have a 10-year history.

2 The Institutional Class shares of the Equity Income Fund commenced operations on November 11, 1994. Performance shown for periods prior November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

3 The Institutional Class shares of the Minnesota Intermediate Tax-Free Fund commenced operations on October 1, 1997. Performance shown for periods prior to October 1, 1997 reflects the performance of the predecessor common trust fund, adjusted to reflect the fees and expenses of the Institutional Class. The common trust fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

4 The Institutional Class shares of the Minnesota Tax-Free Fund commenced operations on August 2, 1993. Performance shown for periods prior to August 2, 1993 reflects the performance of a predecessor class of shares that was substantially similar to the Institutional Class shares.

Material Federal Income Tax Consequences and Federal Income Tax Opinions

The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Target Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Target Fund shareholder’s tax treatment may vary depending upon his or her particular situation.

Wells Fargo Funds has not requested nor will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. Target Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganization to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

The obligation of the Target Funds and the Acquiring Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of counsel substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to each Target Fund and the corresponding Acquiring Fund will be treated for federal income tax purposes as a tax-free "reorganization" under Section 368(a) of the Internal Revenue Code and that a Target Fund and corresponding Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and a Target Fund and the corresponding Acquiring Fund are so treated:
*	Neither a Target Fund nor the corresponding Acquiring Fund will recognize any gain or loss as a result of the Reorganization.
*	A Target Fund shareholder will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for such shareholder’s Target Fund shares pursuant to the Reorganization.
*	A Target Fund shareholder’s aggregate tax basis in Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in Target Fund shares held immediately before the Reorganization.
*	A Target Fund shareholder’s holding period for the Acquiring Fund shares received pursuant to the Reorganization will include the period during which the Target Fund shares have been held.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Wells Fargo Funds on behalf of the Target Funds and the Acquiring Funds, including representations in a certificate to be delivered by the management of the Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.

Regardless of whether the acquisition of the assets and liabilities of a Target Fund by a corresponding Acquiring Fund qualifies as a tax-free reorganization as described above, the sale of securities by a Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, is expected to result in a taxable distribution to the Target Funds’ shareholders.

In addition, some of the Target Funds may have certain beneficial tax attributes, such as significant capital loss carryforwards. Regardless of whether the Reorganization qualifies as a "reorganization" for federal tax purposes as described above, an Acquiring Fund’s ability to use such attributes carried over from the Target Fund in the reorganization may be severely limited.

Since its formation, each of the Target Funds and Acquiring Funds believe it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Target Funds and Acquiring Funds believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Funds Management.

Information on Voting

This proxy statement/prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote for one proposal at a meeting of shareholders of the Target Funds, which we refer to as the Meeting. The Meeting will be held in the Directors Room at 525 Market Street, 10th Floor, San Francisco, California, on September 27, 2001 at 10:00 a.m. (Pacific Time).

You may vote in one of three ways:

*	complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States).
*	vote on the Internet at www.proxyvote.com (follow the instructions provided).
*	call the toll-free number printed on your proxy ballot.

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy card.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the appropriate Target Fund. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

Only shareholders of record on June 29, 2001 are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on June 29, 2001 is entitled to one vote. For each Target Fund, the presence in person or by proxy of one-third of the outstanding shares of each Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business, except voting for adjournment. In the absence of a quorum, a majority of the outstanding shares entitled to vote present in person or by proxy may adjourn the meeting until a quorum is present. Approval of the Reorganization by any Target Fund requires the vote of a majority of the shares present at the meeting, provided that a quorum is present.

The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

*	votes cast FOR approval of the proposal to determine whether sufficient affirmative votes have been cast;
*	abstentions and broker non-votes of shares (in addition to votes cast FOR) to determine whether a quorum is present at the Meeting. Abstentions and broker non-votes are not counted to determine whether a proposal has been approved.

Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

The Board knows of no matters other than those described in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board’s intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

In addition to the solicitation of proxies by mail or expedited delivery service, the Wells Fargo Funds’ Trustees, and employees and agents of Funds Management, Wells Fargo & Company and Wells Fargo Bank, N.A. and their affiliates may solicit proxies by telephone. The Variable Rate Government Fund has engaged the proxy solicitation firm of D. F. King which, for its solicitation services, will receive a fee from Funds Management estimated at $2,500 and reimbursement of out-of-pocket expenses estimated at $3,500. Funds Management also will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The Target and Acquiring Funds will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.

Existing and Pro Forma Capitalization

The following table sets forth as of the date specified in the chart below, (i) the current capitalization of the Target Funds, (ii) the current capitalization of the Acquiring Funds, and (iii) the pro forma capitalization of the Acquiring Funds, adjusted to give effect to the proposed acquisition of assets at net asset value.

Disciplined Growth Fund/ Equity Income Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Disciplined Growth Fund
Institutional Class
	$20,847,344	2,446,401	$8.52
Equity Income Fund
Institutional Class
	$1,262,008,546	32,188,764	$39.21
Pro Forma Equity Income Fund (as of 3/31/2001)
Institutional Class
	$1,282,855,890	32,720,448	$39.21

Minnesota Intermediate Tax-Free Fund/ Minnesota Tax-Free Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Minnesota Intermediate Tax-Free Fund
Institutional Class
	$182,626,436	18,753,440	$9.74
Minnesota Tax-Free Fund Institutional Class	$25,093,291	2,355,022	$10.66
Pro Forma Minnesota Tax-Free Fund (as of 12/31/2000)
Institutional Class
	$207,719,727	19,486,958	$10.66

Variable Rate Government Fund/ Limited Term Government Income Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Variable Rate Government Fund
Class A
	$61,590,485	6,842,000	$9.00
Limited Term Government Income Fund
Class A
	$28,545,855	2,938,941	$9.71
Pro Forma Limited Term Government Income Fund (as of 11/30/2000)
Class A
	$90,136,340	9,281,936	$9.71

Outstanding Shares

As of June 29, 2001, each Target Fund and its corresponding Acquiring Fund had the following numbers of shares outstanding:

Target Funds	Number of Shares Outstanding	Acquiring Fund	Number of Shares Outstanding
Disciplined Growth Fund	2,333,086	Equity Income Fund	40,261,353
Minnesota Intermediate Tax-Free Fund	18,542,060	Minnesota Tax-Free Fund	7,309,311
Variable Rate Government Fund	5,480,188	Limited Term Government Income Fund	16,160,154

Interest of Certain Persons in the Transactions

To the knowledge of the Target Funds and the Acquiring Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Class of any Target or Acquiring Fund:

As of June 29, 2001
Fund	Name & Address	Class of Shares Type of Ownership	% of Class	% of Fund	% of Fund Post Closing
Disciplined Growth Fund	Wells Fargo Bank MN NA FBO Performa Disciplined Growth Fund Attn: Mutual Fund OpsP.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	57.53%	57.53%	3.29%
	Wells Fargo Bank MN NA FBO Performa Disciplined Growth Fund Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional ClassRecord Holder	33.69%	33.69%	1.93%
Equity Income Fund	Wells Fargo Bank MN NA FBO Income Equity I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	31.56%	25.03%	24.71%
	Wells Fargo Bank MN NA FBO Income Equity I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1534	Institutional Class Record Holder	30.49%	24.19%	23.88%
	Wells Fargo Bank MN NA FBO Income Equity I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1535	Institutional Class Record Holder	25.97%	20.06%	20.34%
	Firlin & Co. C/O National Bank of Commerce Attn: Trust Resources P.O. Box 82408 Lincoln, NE 68501-2408	Institutional Class Record Holder	5.30%	4.20%	4.15%
	PFPC Brokerage Services FBO Wells Fargo 211 South Gulph Road King of Prussia, PA 19406-3101	Class A Record Holder	15.87%	1.76%	1.74%
	EMJAY Co. Omnibus Account P.O. Box 170910 Milwaukee, WI 53217-0909	Class C Record Holder	23.70%	0.11%	0.11%
	Wells Fargo Investments, LLC A/C 4668-9840 420 Montgomery St. San Francisco, CA 94104-1298	Class C Record Holder	8.88%	0.04%	0.04%
	Wells Fargo Investments, LLC A/C 5576-7165 420 Montgomery St. San Francisco, CA 94104-1299	Class C Record Holder	5.36%	0.03%	0.02%
Minnesota Intermediate Tax-Free Fund	Wells Fargo Bank MN NA FBO MN Intermediate Tax-Free I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	71.04%	71.04%	54.28%
	Wells Fargo Bank MN NA FBO MN Intermediate Tax-Free I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	20.82%	20.82%	15.91%
	Wells Fargo Bank MN NA FBO MN Intermediate Tax-Free I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	6.12%	6.12%	4.67%
Minnesota Tax-Free Fund	Wells Fargo Bank MN NA FBO Minnesota Tax-Free I Attn: Mutual Funds Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	51.34%	16.35%	4.92%
	Wells Fargo Bank MN NA FBO Minnesota Tax-Free I Attn: Mutual Funds Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	25.05%	7.98%	2.40%
	Wells Fargo Bank MN NA FBO Minnesota Tax-Free I Attn: Mutual Funds Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	23.35%	7.43%	2.24%

Variable Rate Government Fund	APCO Employees Credit Union Attn: Larry Morgan 1608 7th Ave. No. Birmingham, AL 35203-1987	Class A Record Holder	26.13%	26.13%	6.73%
	Salomon Smith Barney, Inc. 00157672735 333 West 34th St., 3rd Flr. New York, NY 10001-2483	Class A Record Holder	9.06%	9.06%	2.33%
	MLPF&S for the Sole Benefit of its Customers Attn: Mutual Fund Administration 4800 Deer Lake Dr. E Flr. 3 Jacksonville, FL 32246-6484	Class A Record Holder	8.03%	8.03%	2.07%
	Visions Federal Credit Union 24 McKinley Ave. Endicott, NY 13760-5415	Class A Record Holder	7.69%	7.69%	1.98%
	Bluebonnet Federal Credit Union 1301 McKinney, Ste 531 Houston, TX 77010-3029	Class A Record Holder	7.21%	7.21%	1.86%
	PaineWebber FBO City of Merced 678 W 18th St. Merced, CA 95340-4708	Class A Record Holder	5.47%	5.47%	1.41%
Limited Term Government Income Fund	Wells Fargo Bank MN NA Limited Term Gov’t Income FD I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1451	Institutional Class Record Holder	34.19%	25.44%	19.33%
	Wells Fargo Bank MN NA Limited Term Gov’t Income FD I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1452	Institutional Class Record Holder	32.31%	24.05%	18.27%

Wells Fargo Bank MN NA Limited Term Gov’t Income FD I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1450	Institutional Class Record Holder	32.10%	23.89%	18.15%
MLPF&S for the Sole Benefit of its Customers Attn: Mutual Fund Administration 4800 Deer Lake Dr. E Flr. 3 Jacksonville, FL 32246-6484	Class A Record Holder	11.19%	2.10%	1.59%
Wells Fargo Investments, LLC A/C 4117-6638 608 Second Ave., South 8th Fl. Minneapolis, MN 55402-1916	Class A Record Holder	7.82%	1.47%	1.11%

To the knowledge of the Target Funds and the Acquiring Funds, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Target Fund or Acquiring Fund:

As of June 29, 2001
Fund	Name and Address	Type of Ownership	% of Fund	% of Fund Post-Closing
Disciplined Growth Fund	Wells Fargo Bank MN NA FBO Performa Disciplined Growth FundAttn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	57.53%	3.29%
	Wells Fargo Bank MN NA FBO Performa Disciplined Growth Fund Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	33.69%	1.93%
Equity Income Fund	Wells Fargo Bank MN NA FBO Income Equity Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	25.03%	24.71%
Minnesota Intermediate Tax-Free Fund	Wells Fargo Bank MN NA FBO MN Intermediate Tax-Free I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Holder	71.04%	54.28%
Variable Rate Government Fund	APCO Employees Credit Union Attn: Larry Morgan 1608 7th Ave. No. Birmingham, AL 35203-1987	Class A Record Holder	26.13%	6.73%
Limited Term Government Income Fund	Wells Fargo Bank Minnesota NA Limited Term Gov’t Income FD I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1451	Institutional Class Record Holder	25.44%	19.33%

In addition, as of June 29, 2001, Wells Fargo Bank, N.A., an indirect wholly-owned subsidiary of Wells Fargo & Company, or its affiliates controlled or held with sole or shared power to vote more than 25% of the outstanding shares of the Disciplined Growth Fund and the Minnesota Intermediate Tax-Free Fund, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, Wells Fargo Bank, N.A., may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, Consulting Fiduciaries, Inc., an independent fiduciary engaged by Wells Fargo Bank, N.A., will vote the shares of the Target Funds that are entitled to be voted by Wells Fargo & Company and its affiliates. As of June 29, 2001, the officers and Trustees of Wells Fargo Funds as a group owned less than 1% of each Target Fund and each Acquiring Funds.

EXHIBIT A – FEE TABLES

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

	Disciplined Growth Fund	Equity Income Fund
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

Annual Fund Operating Expenses (expenses that are deducted From fund assets, as a percentage of average net assets)
Management fee

0.75%

0.75%

Distribution (Rule 12b-1) fee

0.00%

0.00%

Other expenses

0.37%1

0.22%1

Total Annual Fund Operating Expenses (Gross)

1.12%

0.97%

Waivers

0.12%

0.12%

Net Annual Fund Operating Expenses

1.00%2

0.85%2

_______________

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Funds Management, the adviser and administrator of the Fund, has committed through January 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. The Reorganization is not expected to affect the fees of the Equity Income Fund, and thus no pro forma column is included.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Disciplined Growth Fund	Equity Income Fund
Institutional Class One Year
$ 114	$ 99
Three Year
$ 356	$ 309
Five Year
$ 617	$ 536
Ten Year
$ 1,363	$ 1,190

EXHIBIT A – FEE TABLES

	Minnesota Intermediate Tax-Free Fund	Minnesota Tax-Free Fund	Minnesota Tax-Free Fund Pro Forma
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

0.28%1

0.46%1

0.29%1

Total Annual Fund Operating Expenses (Gross)

0.68%

0.86%

0.69%

Waivers

0.08%

0.26%

0.09%

Net Annual Fund Operating Expenses

0.60%2

0.60%2

0.60%2

_______________

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Funds Management, the adviser and administrator of the Fund, has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Minnesota Intermediate Tax-Free Fund	Minnesota Tax-Free Fund	Minnesota Tax-Free Fund Pro Forma
Institutional Class
One Year

$ 69

$ 88

$ 70

Three Year

$ 218

$ 274

$ 221

Five Year

$ 379

$ 477

$ 384

Ten Year

$ 847

$ 1,061

$ 859

EXHIBIT A – FEE TABLES

	Variable Rate Government Fund	Limited Term Government Income Fund	Limited Term Government Income Fund Pro Forma
Class A Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

4.50%

4.50%

4.50%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None1

None1

None1

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.50%

0.50%

0.50%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

0.57%2

0.67%2

0.45%

Total Annual Fund Operating Expenses (Gross)

1.07%

1.17%

0.95%

Waivers

0.29%

0.21%

0.00%

Net Annual Fund Operating Expenses

0.78%3

0.96%3

0.96%4

___________________

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

2 Other expenses are based on estimated amounts for the current fiscal year.

3 Funds Management, the adviser and administrator of the Fund, has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expenses ratio shown. Funds Management, however, has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund through at least September 30, 2002 if the Reorganization occurs.

4 Funds Management has agreed to extend the commitment to maintain the new operating expense ratio of the Limited Term Government Income Fund through at least September 30, 2002 if the Reorganization occurs. If the gross operating expense ratio is lower than the committed net operating expense ratio, the Fund will operate at the lower gross operating expense ratio.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Variable Rate Government Fund	Limited term Government Income Fund	Limited term Government Income Fund pro forma
Institutional Class
One Year

$ 554

$ 564

$ 543

Three Year

$ 775

$ 805

$ 739

Five Year

$ 1,014

$ 1,065

$ 952

Ten Year

$ 1,697

$ 1,806

$ 1,564

EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

Equity Income Fund
Comparison of: DISCIPLINED GROWTH FUND	which will reorganize into EQUITY INCOME FUND
Objectives:
Disciplined Growth Equity Fund:	seeks capital appreciation by investing primarily in common stocks of larger companies.
Equity Income Fund:	seeks a long-term capital appreciation and above-average dividend income.
Investment Strategies:
Disciplined Growth Equity Fund:	The Disciplined Growth Equity Fund is a Gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. The Fund seeks higher long-term returns by investing primarily in the common stocks of companies that possess above average potential for growth. The Fund invests in a portfolio of securities with an average market capitalization greater than $5 billion. In selecting securities, the adviser seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the adviser uses both quantitative and fundamental analysis. The adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of the company’s earnings reports, and an analysis of the fundamental business outlook for the company. The adviser uses a variety of valuation measures to determine whether or not the share price of a company already reflects any positive fundamentals identified. The Fund tries to control the variability of investment returns by the equal weighting of portfolio securities, and employing risk screens for price volatility, financial quality and valuation.
Equity Income Fund:	The Equity Income Fund is a Gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies. The Equity Income Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Equity Income Fund primarily emphasizes investment in securities of companies with above-average dividend income. The Fund uses various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Fund considers "large" companies to be those whose market capitalization is greater than the median of the Russell 1000 Index (which as of March 31, 2001 ranged from $3.6 billion to $415.8 billion. Under normal conditions, the Fund invests:

- at least 65% of its total assets in income-producing equity securities, and

- in issues of companies with market capitalizations greater than the median of the Russell 1000 index.

The Fund ordinarily will limit its investment in one issuer to 10% or less of its total assets.

Portfolio Managers
Disciplined Growth Equity Fund	Steven S. Smith, CFA
Equity Income Fund	David L. Roberts, CFA Gary J. Dunn, CFA

Minnesota Tax-Free Fund
Comparison of: MINNESOTA INTERMEDIATE TAX-FREE FUND	which will reorganize into MINNESOTA TAX-FREE FUND
Objectives:
Minnesota Intermediate Tax-Free Fund	seeks a high level of current income exempt from federal income tax and Minnesota income tax, without assuming undue risk.
Minnesota Tax-Free Fund:	seeks a high level of current income exempt from federal income tax and Minnesota income tax, without assuming undue risk.
Investment Strategies:
Minnesota Intermediate Tax-Free Fund:	The Minnesota Intermediate Tax-Free Fund normally invests substantially of the Fund’s assets in investment grade municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States. The Fund invests at least 80% of the Fund’s net assets in securities with interest exempt from both federal income taxes and the federal AMT. The Fund’s dollar-weighted average maturity is normally between 5 and 10 years, but this average will vary depending on anticipated market conditions. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining a stable NAV.

Minnesota Tax-Free Fund:	The Minnesota Tax-Free Fund normally invests substantially of the Fund’s assets in investment grade municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, and by the territories and possessions of the United States. The Fund invests at least 80% of the Fund’s net assets in securities with interest exempt from both federal income taxes and the federal AMT. There are no restrictions on Minnesota Tax-Free Fund’s average portfolio maturity. It is expected that the Fund’s dollar-weighted average maturity normally will be greater than 10 years. The Fund’s average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund’s average dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining a stable NAV.
Portfolio Managers
Minnesota Intermediate Tax-Free Fund	Patricia Hovanetz, CFA
Minnesota Tax-Free Fund	Patricia Hovanetz, CFA

Limited Term Government Income Fund
Comparison of: VARIABLE RATE GOVERNMENT FUND	which will reorganize into LIMITED TERM GOVERNMENT INCOME FUND
Objectives:
Variable Rate Government Fund	seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.
Limited Term Government Income Fund:	seeks current income, while preserving capital.
Investment Strategies:
Variable Rate Government Fund:	Under normal conditions, the Variable Rate Government Fund invests:

- at least 65% of its total assets in adjustable rate mortgage securities, also known as

"ARMs," issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

- in adjustable rate portions of collateralized mortgage obligations issues ("CMOs") issued by U.S. Government agencies and CMOs rated "AAA" by Standard & Poor’s or Aaa by

Moody’s;

- up to 5% of its assets in securities purchased on a "when issued" basis.

The Fund invests in obligations of any maturity, but under ordinary conditions will maintain a dollar weighted average maturity of between 10 and 30 years. In unusual circumstances, the dollar weighted average maturity may be below 10 years. The Fund also may invest in U.S. Treasury securities with remaining maturities of up to 5 years.

Limited Term Government Income Fund:	The Limited Term Government Income Fund seeks current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. The Fund may invest in securities of any maturity. Under normal circumstances, the Fund expects to maintain a dollar weighted average maturity of between 2 and 5 years. Under normal conditions, the Fund invests:

- at least 80% of its total assets in U.S. Government obligations or repurchases agreements collateralized by U.S. Government obligations;

- in investment grade corporate debt securities including asset-backed securities; no more than 5% of its total assets in securities downgraded below investment grade after the Fund acquired them;

- up to 20% of its total assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks;

- in stripped treasury securities, adjustable-rate mortgage securities and adjustable portions of CMOs.

Portfolio Managers
Variable Rate Government Fund	Paul C. Single
Limited Term Government Income Fund	Mark Walter

EXHIBIT C

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

FOR EACH OF THE ACQUIRING FUNDS

EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Dave Roberts, CFA
Gary Dunn, CFA

INCEPTION DATE
03/31/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 1.17% for the one-year period ended September 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 8.91%. The Fund’s Class A shares distributed $0.42 per share in dividend income and $3.04 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

The majority of the differences between the Fund’s performance and that of its benchmark can be attributed to the financial and utility sectors, which underperformed the Fund’s benchmark by almost half. The Fund’s telecommunications, basic materials and consumer cyclicals sectors were also relatively weak.

In absolute terms, the Fund benefited from the solid performance of several holdings. Shares of the financial services firm St. Paul Companies nearly doubled, thanks to improved earnings per share growth and better long-term prospects. J.P. Morgan, which received a merger offer from Chase Manhattan, was another strong holding. The health care sector performed well, and in the utility sector, Public Service Enterprise Group produced solid returns. In addition, the Fund’s energy stocks benefited as oil prices continued to rise.

STRATEGIC OUTLOOK

The Fund managers believe that the U.S. economy may remain healthy, while European and Asian economies begin to strengthen. The euro’s declining value versus the U.S. dollar may have a negative impact on the Fund’s performance, given its exposure to many U.S. companies that derive significant revenue from European economies.

The Fund managers will continue to focus on the highest-quality franchise companies that appear to have the most solid growth prospects. The Fund will strive to avoid the pure value stocks that appear to lack a catalyst to improve performance.

AVERAGE ANNUAL TOTAL RETURN1 (%) (as of September 30, 2000
	Excluding Sales Charge				Including Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year
Class A	1.13	1.17	15.55	15.93	(4.68)	(4.65)	14.19	15.24
Class B	0.75	0.41	14.69	15.06	(4.05)	(4.26)	14.46	15.06
Class C	0.76	0.41	14.67	15.05	(0.20)	(0.53)	14.67	15.05
Institutional Class	1.24	1.39	15.60	15.95
Benchmarks
S&P 500 Index	(3.60)	13.28	21.69	19.44
Russell 1000 Value Index	2.81	8.91	17.59	17.85
* Returns for periods less than one year are not annualized.
characteristics (as of September 30, 2000)		ten largest equity holdings
Beta*	0.79	St. Paul Companies Incorporated	4.29%
Price to Earnings Radio (trailing 12 mo.)	19.4x	PepsiCo	4.23%
Price to Book Ratio	3.7x	IBM Corporation	4.00%
Median Market Cap ($B)	36.0	General Electric Company	3.72%
Number of Holdings	86	Tyco International Limited	3.60%
Portfolio Turnover	3%	Hewlett-Packard Company	3.46%
* A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.		J.P. Morgan & Company Exxon Mobil Corporation	3.11% 3.04%
		American Express Company	2.81%
		TXU Corporation	2.70%
SECTOR DISTRIBUTION (as of September 30, 2000)	GROWTH OF $10,000 INVESTMENT
Financial (19%)
Technology (15%)
Health Care (11%)
Consumer Non-Cyclical (11%)
Industrials (9%)
Energy (8%)
Basic Materials (7%)
Consumer Cyclical (5%)
Consumer Services (5%)
Commercial Services (4%)
Telecommunications (3%)
Utilities (3%)	[GRAPH] Wells Fargo Equity Income Fund - Class A S&P 500 Index Russell 1000 Value Index Wells Fargo Equity Income Fund - Institutional Class

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota personal income tax, without assuming undue risk.

ADVISOR

Wells Fargo Bank, N.A.

SUB-ADVISOR

Wells Capital Management Incorporated

FUND MANAGER

Patricia Hovanetz, CFA

INCEPTION DATE

01/12/88

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (0.02)% for the 12-month period ended June 30 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index (the Index), which returned 3.25%. The Fund’s Class A shares distributed $0.53 per share in dividend income and $0.01 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

Rising interest rates contributed to the Fund’s underperformance during the first six months of the reported period. Rather than shorten bond maturities to offset the impact of rising rates, the Fund stayed its course. This strategy benefited the Fund when rates began to decline in 2000.

The past year was a challenging period for specific revenue bond sectors and lower quality bonds. The Fund’s health-care related bonds were hardest hit, reflecting changes in health-care reimbursement policies. Investors also demanded yield premiums for lower quality bonds. The Fund took advantage of bargains in the marketplace by adding several attractively priced, high-yield issues, including bonds issued by Fairview Hospital, St. Cloud Hospital and Austin housing bonds.

STRATEGIC OUTLOOK

As the economy continues to slow, interest rates should ultimately decrease. The Fund is structured for the potential to perform well in an environment of decreasing rates, because when interest rates decrease, bond prices increase.

AVERAGE ANNUAL TOTAL RETURN (%) (as of June 30, 2000)

	Excluding Sales Charge				Including Sales Charge
	6-Month	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year
Class A	4.75	(0.02)	4.92	5.81	(4.51)	3.96	5.33
Class B	4.37	(0.76)	4.14	5.00	(5.50)	3.80	5.00
Institutional Class	4.75	(0.02)	4.92	5.81
Benchmark
Lehman Brothers Municipal Bond Index
	4.48	3.25	5.88	7.06

* Returns for period less than one year are not annualized

CHARACTERISTICS (as of June 30, 2000) GROWTH OF $10,000 INVESTMENTS
Average Credit Quality	A1
Weighted Average Coupon	4.96%
Estimated Duration	9.34 years
NAV (A, B, Inst.)	$10.18, $10.18, $10.18
Portfolio Turnover	69%
Number of Holdings	78
SEC Yield (A, B, Ins.)	5.42%, 4.92%, 5.67%
Distribution Rate (A, B, Ins.)	5.10%, 4.59%, 5.34%
Taxable Equivalent Yield (A, B, Ins.)	9.75%, 8.85%, 10.20%
CREDIT QUALITY (as of June 30, 2000)	MATURITY DISTRIBUTION (as of June 30, 2000)

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Limited Term Government Income Fund (the Fund) seeks current income, while preserving capital.

ADVISOR

Wells Fargo Funds Management, LLC

SUB-ADVISOR

Wells Capital Management Incorporated

FUND MANAGER

Mark Walter

INCEPTION DATE

01/27/93

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 10.38% for the one-year period ended May 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index, which returned 11.81% for the period. The Fund’s Class A shares distributed $0.57 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

This past fiscal year was a profitable yet tumultuous period for Fund shareholders. The period was characterized by a slowing economy followed by a series of short-term interest rate cuts engineered by the Federal Reserve Board (the Fed) to prevent a recession. During this time, Fund performance was aided by the strong performance of U.S. Treasury securities, a longer duration compared to similar funds, and a portfolio insulated against call risk.

Despite the Fed’s cumulative rate cuts totaling 2.5% long-term rates rose sharply in 2001. With rising long-term rates leading to the anticipation of slower prepayments, the Fund increased its mortgage allocation from 24% to 34%. However, the Fund anticipated a further decline in interest rates, and therefore maintained its longer duration position. This strategy resulted in the Fund’s underperformance during the second half of the fiscal year.

STRATEGIC OUTLOOK

The outlook for the U.S. economy possibly includes further interest rate cuts in an effort to revive the ailing U.S. economy. The Fund remains positioned to respond positively to the additional rate cuts expected over the ensuing months, and should continue to enhance its performance as interest rates decline even further

AVERAGE ANNUAL TOTAL RETURN (%) (as of May 31, 2001)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Since Inception	1-Year	5-Year	Since Inception
Class A	5.47	5.24	4.77	10.38	6.22	5.40
Class B	4.56	5.19	4.72	9.56	5.52	4.72
Institutional Class	10.66	6.35	5.49
Benchmark
Lehman Brothers Intermediate U.S. Government/Credit Index2
	11.81	7.06	6.073

PORTFOLIO ALLOCATION7 (as of May 31, 2001)

CHARACTERISTICS (as of May 31, 2001) GROWTH OF $10,000 INVESTMENTS8
Portfolio Turnover	126%
Number of Holdings	49
Average Credit Quality4	AAA
Weighted Average Coupon	6.85%
Estimated Weighted Average Maturity	4.63 years
Estimated Duration	3.10 years
NAV (A, B, I)	$9.83, $9.83, $9.64
Distribution Rate5 (A, B, I)	5.41%, 4.92%, 5.96%
SEC Yield[6]	4.44%, 3.90%, 4.94%

________________________________________________________________________________________________

3 The published return closest to the Fund’s inception date of October 27, 1993.

4 The average credit quality is compiled from ratings from Standards & Poor’s and/or Moody’s Investors Service (together "rating agencies"). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6 The formula used to calculate the SEC yield is described in the Fund’s Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7 Portfolio holdings are subject to change.

8 The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers Intermediate U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of $4.50%.